Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments at fair value	$ 57,423,253,583	$ 48,456,994,446
Investments at contract value	2,267,970,610	2,271,585,254
Total investments	59,691,224,193	50,728,579,700
Receivables:
Employers’ contributions	1,391,424,831	1,245,641,771
Notes receivable from participants	676,249,374	639,249,249
Receivable for investments sold	254,733,574	207,487,834
Participants’ contributions	45,935,498	42,300,290
Accrued interest and dividends	34,646,555	30,598,788
Other	13,247,960	17,650,241
Total receivables	2,416,237,792	2,182,928,173
Cash and currency	2,007,985	1,949,627
Total assets	62,109,469,970	52,913,457,500
Liabilities:
Total liabilities at fair value	2,905,882	2,699,765
Payable for investments purchased	586,181,301	537,463,018
Accrued administrative expenses	2,282,522	2,240,713
Other	1,944,755	1,880,713
Total liabilities	593,314,460	544,284,209
Net assets available for benefits	61,516,155,510	52,369,173,291
Derivatives
Assets:
Investments at fair value	468,317	786,901
Liabilities:
Total liabilities at fair value	639,310	522,502
Mortgage-backed securities
Liabilities:
Total liabilities at fair value	$ 2,266,572	$ 2,177,263